Significant Accounting Policies and Practices (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Significant Accounting Policies and Practices [Abstract]
Schedule of consolidated subsidiaries and/or entities	As of March 31, 2023, the Company’s consolidated subsidiaries and/or entities are as follows:
Name of combined affiliate	State or other jurisdiction of incorporation or organization	Company Ownership Interest
Jerrick Ventures LLC	Delaware	100%
Abacus Tech Pty Ltd	Australia	100%
Creatd Ventures LLC	Delaware	100%
Dune Inc.	Delaware	85%
OG Collection, Inc.	Delaware	86%
Orbit Media LLC	New York	56%
WHE Agency, Inc.	Delaware	95%
As of December 31, 2022, the Company’s consolidated subsidiaries and/or entities are as follows:
Name of combined affiliate	State or other jurisdiction of incorporation or organization	Company Ownership Interest
Jerrick Ventures LLC	Delaware	100%
Abacus Tech Pty Ltd	Australia	100%
Creatd Ventures LLC	Delaware	100%
Dune Inc.	Delaware	50%
OG Collection, Inc.	Delaware	89%
Orbit Media LLC	New York	51%
WHE Agency, Inc.	Delaware	44%

Schedule of relevant assets and liabilities that are measured at fair value on recurring basis
	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Derivative liabilities	$58,970	$-	$-	$58,970
Total Liabilities	$58,970	$-	$-	$58,970

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities - debt securities	$-	$-	$-	$-
Total assets	$-	$-	$-	$-

Liabilities:
Derivative liabilities	$-	$-	$-	$-
Total Liabilities	-	$-	$-	$-
	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities - equity securities	$-	$-	$-	$-
Total assets	$-	$-	$-	$-
	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Equity investments, at cost	$50,000	$-	$-	$50,000
Intangible assets	2,432,841	-	-	2,432,841
Goodwill	1,374,835	-	-	1,374,835
Total assets	$3,857,676	$-	$-	$3,857,676
	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Equity investments, at cost	$-	$-	$-	$-
Intangible assets	230,084	-	-	230,084
Goodwill	46,460	-	-	46,460
Total assets	$276,544	$-	$-	$276,544

Schedule of property and equipment estimated useful lives	Depreciation is computed by the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the respective assets as follows:
Estimated Useful Life (Years)

Computer equipment and software	3
Furniture and fixtures	5
Leasehold Improvements	3
Depreciation is computed by the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the respective assets as follows:
Estimated Useful Life (Years)

Computer equipment and software	3
Furniture and fixtures	5
Leasehold Improvements	3

Schedule of amortization over the next five years	Scheduled amortization over the next five years are as follows:
2024	$32,097
2025	28,743
2026	20,961
2027	20,961
2028	20,961
Thereafter	51,482
Total	175,205

Intangible assets not subject to amortization	22,783
Total Intangible Assets	$197,988
Scheduled amortization over the next five years are as follows:
2023	$32,097
2024	32,098
2025	28,863
2026	18,966
2027	18,964
Thereafter	76,313
Total	207,301

Intangible assets not subject to amortization	22,783
Total Intangible Assets	$230,084

Schedule of changes in marketable securities	The following table sets forth a summary of the changes in goodwill for the three months ended March 31, 2023
For the Three Months Ended March 31, 2023
Total
As of January 1, 2023	$46,460
Goodwill acquired in a business combination	-
Impairment of goodwill	-
As of March 31, 2023	46,460
The following table sets forth a summary of the changes in marketable securities - available-for-sale debt securities that are measured at fair value on a recurring basis:
For the years ended December 31, 2022 and 2021
Total
As of January 1, 2021	$62,733
Purchase of marketable securities	-
Interest due at maturity	-
Other than temporary impairment	(62,733)
Conversion of marketable securities	-
December 31, 2021 and 2022	$-

For the years ended December 31, 2021 and 2022
Total
As of January 1, 2021	$1,035,795
Goodwill acquired in a business combination	1,374,835
Impairment of goodwill	(1,035,795)
As of December 31, 2021	1,374,835
Goodwill acquired in business combinations	105,440
Impairment of goodwill	(1,433,815)
As of December 31, 2022	46,460
For the years ended December 31, 2022 and 2021
Total
As of January 1, 2021	$62,733
Purchase of marketable securities	-
Interest due at maturity	-
Other than temporary impairment	(62,733)
Conversion of marketable securities	-
December 31, 2021 and 2022	$-
For the years ended December 31, 2021 and 2022
Total
As of January 1, 2021	$217,096
Purchase of equity investments	150,000
Other than temporary impairment	(102,096)
Conversion to equity method investments	(215,000)
As of December 31, 2021	50,000
Purchase of equity investments	-
Other than temporary impairment	(50,000)
Conversion to equity method investments	-
As of December 31, 2022	$-

Schedule of revenue disaggregated by revenue	Revenue disaggregated by revenue source for the three months ended March 31, 2023 and 2022 consists of the following:
	Three Months Ended
	March 31,
	2023	2022
Agency (Managed Services, Branded Content, & Talent Management Services)	$246,201	$583,141
Platform (Creator Subscriptions)	299,194	508,233
Ecommerce (Tangible Products)	410,894	254,724
Affiliate Sales	986	2,640
Other Revenue	28,870	-
	$986,145	$1,348,738
Revenue disaggregated by revenue source for the year ended December 30, 2022 and 2021 consists of the following:
	Years Ended
	December 31,
	2022	2021
Agency (Managed Services, Branded Content, & Talent Management Services)	$1,914,647	$2,256,546
Platform (Creator Subscriptions)	1,417,094	1,926,135
Ecommerce	1,457,161	90,433
Affiliate Sales	7,572	26,453
Other Revenue	-	150
	$4,796,474	$4,299,717

Schedule of revenue recognition	The Company utilizes the output method to measure the results achieved and value transferred to a customer over time. Timing of revenue recognition for the three months ended March 31, 2023 and 2022 consists of the following:
	Three Months Ended
	March 31,
	2023	2022
Products and services transferred over time	$575,251	$1,091,374
Products transferred at a point in time	410,894	257,364
	$986,145	$1,348,738
The Company utilizes the output method to measures the results achieved and value transferred to a customer over time. Timing of revenue recognition for the three and years ended December 31, 2022 and 2021 consists of the following:
	Years Ended
	December 31,
	2022	2021
Products and services transferred over time	$3,331,741	$4,182,681
Products transferred at a point in time	1,464,733	117,036
	$4,796,474	$4,299,717

Schedule of common stock equivalents	The Company had the following common stock equivalents at March 31, 2023 and 2022:
	March 31,
	2023	2022
Series E preferred	109,223	-
Options	4,391,600	1,891,348
Warrants	40,574,614	8,591,206
Convertible notes	24,169,999	-
Totals	69,245,436	10,482,554
The Company had the following common stock equivalents at December 31, 2022 and 2021:
	December 31,
	2022	2021
Series E preferred	109,223	121,359
Options	3,061,767	2,902,619
Warrants	16,261,699	5,658,830
Convertible notes	27,823,250	-
Totals	47,255,939	8,682,808

Schedule of derivative liabilities	The following are the changes in the derivative liabilities during the years ended December 31, 2022 and 2021.
	Years Ended December 31, 2022 and 2021
	Level 1	Level 2	Level 3
Derivative liabilities as January 1, 2021	$-	$-	$42,231
Addition	-	-	417,24
Extinguishment	-	-	(431,458)
Conversion to Note payable - related party	-	-	(1,124,301)
Changes in fair value	-	-	1,096,287
Derivative liabilities as December 31, 2021	-	-	-
Addition	-	-	100,532
Changes in fair value	-	-	(3,729)
Extinguishment	-	-	(96,803)
Derivative liabilities as December 31, 2022	$-	$-	$-